Significant transactions	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Significant transactions

Note 3	Significant transactions

Sale of certain banking assets in the Caribbean
On October 31, 2023, CIBC Caribbean Bank Limited (CIBC Caribbean) announced that it had entered into an agreement to sell its banking assets in Curaçao and Sint Maarten. The sale of banking assets in Curaçao was completed on May 24, 2024. The sale of banking assets in Sint Maarten was completed on February 7, 2025. The impact of these transactions was not material.